OTHER CURRENT LIABILITIES (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Deferred and prepaid charter revenue	$ 31,961	$ 27,196
Employee taxes	33	45
Other items	240	563
Other current liabilities	$ 32,234	$ 27,804